CASH GENERATED FROM OPERATIONS	12 Months Ended
Jun. 30, 2024
Cash flows from (used in) operating activities [abstract]
CASH GENERATED FROM OPERATIONS	CASH GENERATED FROM OPERATIONS

Amounts in R million	Note	2024	2023	2022

Profit for the year		1,328.7	1,281.4	1,123.8
Adjusted for:
Income tax	18.1	488.2	405.0	334.3
Depreciation	9	270.4	217.5	267.6
Movement in gold in process and finished inventories - Gold Bullion	5.1	(34.9)	(10.8)	(30.4)
Change in estimate of environmental rehabilitation recognised in profit or loss	11	(11.6)	(7.1)	(2.2)
Environmental rehabilitation payments to reduce the restoration liabilities	11	(1.3)	(1.3)	(3.3)
Share based payment expense	5.3	26.4	22.0	18.4
Gain on disposal of property, plant and equipment	5.2	(0.6)	(10.3)	(6.6)
Insurance claim (receivable)/received	5.2	(1.2)	31.7	(31.7)
Finance income	6	(280.8)	(334.3)	(225.8)
Finance expense	7	76.4	70.7	74.8
Other non-cash items		2.4	—	3.8

Operating cash flows before working capital changes		1,862.1	1,664.5	1,522.7

Changes in:		(123.8)	44.2	62.9
Trade and other receivables		(296.2)	19.9	25.7
Inventories		(12.9)	(13.6)	(18.9)
Payment made under protest	24	(12.8)	(12.6)	(15.2)
Trade and other payables and employee benefits		198.1	50.5	71.3

Cash generated by operations		1,738.3	1,708.7	1,585.6